Organization and Nature of Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1. Organization and Nature of Opera
tio
ns
LandBridge Company LLC (the “Company,” “LandBridge,” “we,” “our” and “us”) is headquartered in Houston, Texas and was formed on September 27, 2023 as a Delaware limited liability company to serve as the issuer in an initial public offering of equity (the “IPO”). We are governed by our First Amended & Restated Limited Liability Company Agreement, dated as of July 1, 2024 (the “A&R LLC Agreement”), which was entered into in connection with the IPO.
Our accounting predecessor is DBR Land Holdings LLC (“OpCo”) and its subsidiaries. OpCo is a Delaware limited liability company which was formed in September 2021. We are a holding company whose principal asset consists of membership interests in OpCo (“OpCo Units”). As the managing member of OpCo, we operate and control all of the business and affairs of OpCo and its subsidiaries, and through OpCo and its subsidiaries, conduct our business.
We generate revenue primarily from the use of our surface acreage, the sale of resources from our land and oil and natural gas royalties. The use of surface acreage generally includes easements or leases and various surface use royalties. Sale of resources generally includes sales of brackish water and other surface composite materials. Our assets consist mainly of fee surface acreage, oil and natural gas mineral interests, brackish water wells and ponds and related facilities.
We own surface acreage in the Delaware Basin in Texas and New Mexico and oil and natural gas mineral interests in the Delaware Basin in Texas.
Initial Public Offering and Private Placement
On July 1, 2024, we completed our IPO of 14,500,000 Class A shares representing limited liability company interests (“Class A shares”) at a price to the public of $17.00 per share. In addition, we granted the underwriters a
30-day
option to purchase up to an additional 2,175,000 Class A shares at the public offering price, less underwriting discounts and commissions, which was exercised in full on July 1, 2024. In addition to the Class A shares sold in the IPO, on July 1, 2024, we sold 750,000 Class A shares at a price of $17.00 per Class A share in a concurrent private placement to an accredited investor (the “concurrent private placement”).
The closing of the IPO, including the exercise of the underwriters’ option and the concurrent private placement, resulted in net proceeds of approximately $270.9 million, after deducting underwriting discounts and commissions, placement agent fees, and other offering expenses. The Company contributed all of the net proceeds of the IPO (including the underwriters’ option and the concurrent private placement) to OpCo in exchange for OpCo Units at a per-unit
price equal to the per share price paid by the underwriters for Class A shares in the IPO. OpCo distributed approximately $170.9 million to LandBridge Holdings LLC (“LandBridge Holdings”) and utilized approximately $100.0 million to repay outstanding borrowings under the Credit Facilities. Refer to Note 8
—Debt
for additional information related to our Credit Facilities.
Corporate Reorganization and Amended and Restated LLC Agreement
On July 1, 2024, immediately prior to the IPO, WaterBridge NDB LLC (“NDB LLC”), the sole member of the Company prior to the corporate reorganization, was divided into two Delaware limited liability companies in accordance with a plan of division: (i) NDB LLC and (ii) LandBridge Holdings, a new Delaware limited liability company created by, and resulting from, the division (collectively, the “Division”). Following the Division and in connection with the IPO, our board of directors authorized and approved the A&R LLC Agreement.
The A&R LLC Agreement authorizes two classes of shares, Class A shares and Class B shares representing limited liability company interests in us. Only our Class A shares have economic rights and entitle holders thereof
to participate in any dividends our board of directors may declare. Under the A&R LLC Agreement, the Company is authorized to issue an unlimited number of additional limited liability company interests of any type without the approval of our shareholders, subject to the rules of the New York Stock Exchange. Each holder of a Class A share is entitled to one vote on all matters to be voted on by our shareholders generally. Class B shares are not entitled to participate in any dividends our board of directors may declare but are entitled to vote on the same basis as the Class A shares. Holders of Class A shares and Class B shares vote together as a single class on all matters presented to our shareholders, except as otherwise required by applicable law or by the A&R LLC Agreement. We do not intend to list the Class B shares on any stock exchange. As of December 31, 2024, all of our Class B shares are owned by LandBridge Holdings.
As of December 31, 2024, the Company has the following outstanding shares:

•	23,255,419 Class A shares, and

•	53,227,852 Class B shares
Redemption Rights
Pursuant to the Amended and Restated Limited Liability Company Agreement of OpCo, dated as of July 1, 2024, as amended by Amendment No. 1 thereto, dated effective as of September 30, 2024 (collectively, the “OpCo LLC Agreement”), each holder of an OpCo Unit (other than the Company) (each, a “Redeeming Member”) has the right, subject to certain limitations (the “Redemption Right”), to cause OpCo to acquire all or a portion of its OpCo Units (along with the cancellation of a corresponding number of our Class B shares) for, at OpCo’s election, (x) Class A shares at a redemption ratio of one Class A share for each OpCo Unit redeemed, subject to conversion rate adjustments for equity splits, dividends and reclassifications and other similar transactions (“applicable conversion rate adjustments”) or (y) cash in an amount equal to the Cash Election Amount (as defined in the OpCo LLC Agreement) of such Class A shares. Alternatively, upon the exercise of the Redemption Right, the Company has the right, pursuant to the Call Right (as defined in the OpCo LLC Agreement), to acquire each tendered OpCo Unit directly from the Redeeming Member for, at the Company’s election, (x) one Class A share, subject to applicable conversion rate adjustments, or (y) cash in an amount equal to the Cash Election Amount of such Class A shares. Notwithstanding the foregoing, to the extent a Redeeming Member and its affiliates own at least 40% of the voting power of the Company, (i) OpCo may elect to settle a redemption by such Redeeming Member in cash only to the extent that, prior to or contemporaneously with making such election, the Company issues a number of equity securities at least equal to the number of OpCo Units subject to such redemption and contributes to OpCo an amount in cash equal to the net proceeds received by the Company from the issuance of such equity securities, and (ii) the Company may make a Cash Election (as defined in the OpCo LLC Agreement) in connection with its exercise of its Call Right with respect to a redemption by such Redeeming Member only to the extent that, prior to or contemporaneously with making such election, the Company issues a number of equity securities at least equal to the number of OpCo Units subject to such redemption.
Corporate Reorganization
The transactions described above (collectively, the “Corporate Reorganization”) have been accounted for as a reorganization of entities under common control. As a result, our consolidated financial statements recognize the assets and liabilities in the Corporate Reorganization at their historical carrying amounts, reflected in the historical financial statements of OpCo.
December Private Placement
On December 19, 2024, we closed a private placement transaction pursuant to which certain persons reasonably believed to be accredited investors or qualified institutional buyers purchased an aggregate 5,830,419 Class A shares
from us at $60.03 per share (the “December Private Placement”). The closing of the December Private Placement resulted in net proceeds of approximately $339.3 million, after deducting placement agent fees. Additionally, we incurred approximately $1.7 million in offering costs associated with the December Private Placement. The Company used approximately $200.0 million, net of placement agent fees, of such proceeds from the December Private Placement to partially fund our December 19, 2024 acquisition (refer to Note 4
—Asset Acquisitions
), and approximately $150.0 million, net of placement agent fees, of such proceeds to purchase 2,498,751 OpCo Units (along with the cancellation of corresponding number of Class B shares) from LandBridge Holdings. In connection with the December Private Placement, the Company, its directors and executive officers, LandBridge Holdings, and the Five Point funds that own LandBridge Holdings entered into lock-up
agreements and are subject to certain restrictions with respect to the sale or other disposition of Class A Shares, or securities convertible into or exercisable or exchangeable for Class A Shares, including OpCo Units and Class B Shares, until 60 days after the consummation of the
December
PIPE (February 17, 2025), subject to certain exceptions.